                     SUPPLEMENT DATED OCTOBER 31, 2014 TO

                       PROSPECTUS DATED MAY 1, 2014 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated September 30, 2014, the Fidelity(R) Variable Insurance Products Fund (the "Fund") announced that the Board of Trustees (the "Board") of the Fund approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the VIP Growth Stock Portfolio would be reorganized with and into the VIP Growth Opportunities Portfolio. Both of the Portfolios are currently available as investment options under your variable annuity contract.

The Agreement provides for the transfer of all of the assets of VIP Growth Stock Portfolio in exchange for corresponding shares of VIP Growth Opportunities Portfolio equal in value to the net assets of VIP Growth Stock Portfolio and the assumption by VIP Growth Opportunities Portfolio of all of the liabilities of VIP Growth Stock Portfolio. After the exchange, VIP Growth Stock Portfolio will distribute the VIP Growth Opportunities Portfolio shares to its shareholders pro rata, in liquidation of VIP Growth Stock Portfolio. As a result, shareholders of VIP Growth Stock Portfolio will become shareholders of VIP Growth Opportunities Portfolio (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of VIP Growth Stock Portfolio is expected to be held during the first quarter of 2015 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of VIP Growth Stock Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about April 24, 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

On the date of the Reorganization, assets held by the Separate Account that are invested in the VIP Growth Stock Portfolio -- Service Class 2 will be transferred to the VIP Growth Opportunities Portfolio -- Service Class 2. Contract owners that have Contract Value allocated to the Subaccount investing in the VIP Growth Stock Portfolio -- Service Class 2 on the date of the Reorganization will, therefore, have their Contract Value transferred to the Subaccount investing in the VIP Growth Opportunities Portfolio -- Service Class 2.

You may make transfers from the VIP Growth Stock Portfolio to one or more of the Subaccounts listed below. Such transfers will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, assess any charges for transfers made to any of these Portfolios. A transfer that is made automatically as a result of the Reorganization will not be considered a transfer for any of the purposes described above.

19773 SUPPB 10/31/14

SUBACCOUNTS


                         SUBACCOUNT                                 INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.
INSURANCE FUNDS          FUND -- SERIES I SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                         --------------------------------------------------------------------------
                         INVESCO V.I. COMSTOCK FUND --      Seeks capital growth and income
                         CLASS II SHARES                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         --------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
                         SERIES I SHARES
                         --------------------------------------------------------------------------
                         INVESCO V.I. EQUITY AND INCOME     Seeks both capital appreciation and
                         FUND -- CLASS II SHARES            current income.
                         --------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.
                         FUND -- SERIES II SHARES
                         --------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
SERIES FUND, INC.        CLASS B                            determination of reasonable risk.
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN                  Long-term growth of capital.
                         GROWTH AND INCOME PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         --------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation, and
SERIES FUNDS, INC.       FUND -- CLASS III SHARES           secondarily, income.

                         --------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                         FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
VARIABLE INSURANCE       MARSICO GROWTH FUND -- CLASS 1     capital.
TRUST I
                         --------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         --------------------------------------------------------------------------
EATON VANCE              VT FLOATING-RATE INCOME FUND       To provide a high level of current
VARIABLE TRUST                                              income.
                         --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.



------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND         Seeks high current income.
SERIES                FUND II -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS    CLASS 2                            consistent with reasonable risk.
FUND










                      ------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      ------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the S&P 500(R) Index.
                      ------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      ------------------------------------------------------------------------------
                      VIP GROWTH & INCOME                Seeks high total return through a
                      PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                      PORTFOLIO -- SERVICE CLASS 2       growth.




                      ------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                      PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
                      VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
                                           Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                                           Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------


                    SUBACCOUNT                                   INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN MUTUAL SHARES VIP         Seeks capital appreciation, with
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES             income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH VIP FUND --       Seeks long-term capital growth. Under
                    CLASS 2 SHARES                     normal market conditions, the fund
                                                       invests primarily in equity securities of
                                                       companies located anywhere in the
                                                       world, including emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND --           Seeks long-term growth of capital.
                    CLASS 1 SHARES





                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND/1/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET         Maximize current income to the extent
VARIABLE INSURANCE  FUND -- SERVICE SHARES/2/          consistent with the preservation of
TRUST                                                  capital and the maintenance of
                                                       liquidity by investing exclusively in
                                                       high quality money market
                                                       instruments.
                    ------------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                    SHARES                             consistent with preservation of capital
                                                       and balanced by current income.
                    ------------------------------------------------------------------------------
                    FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/3/ that seeks long-term growth of capital.
                    ------------------------------------------------------------------------------
MFS(R) VARIABLE     MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST     SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                    ------------------------------------------------------------------------------
                    MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                    SERVICE CLASS SHARES               seek total return.
                    ------------------------------------------------------------------------------
                    MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                    SERVICE CLASS SHARES               seek total return.
                    ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions, the fund
invests primarily in equity securities of
companies located anywhere in the
world, including emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc. and SouthernSun
                                           Asset Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ There can be no assurance that the Goldman Sachs Money
                        Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Money Market Fund may become extremely low and possibly negative./ /

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                            SUBACCOUNT                                  INVESTMENT OBJECTIVE
                            ----------------------------------------------------------------------------
OPPENHEIMER VARIABLE        OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS               APPRECIATION FUND/VA -- SERVICE
                            SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER CAPITAL INCOME         The Fund seeks total return.
                            FUND/VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER GLOBAL FUND/VA --      The Fund seeks capital appreciation.
                            SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET            The Fund seeks capital appreciation.
                            FUND/VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation
                            CAP FUND(R)/VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
PIMCO VARIABLE              ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return, consistent
INSURANCE TRUST             CLASS SHARES                       with preservation of real capital and
                                                               prudent investment management.
                            ----------------------------------------------------------------------------
                            HIGH YIELD PORTFOLIO --            Seeks to maximize total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
                            LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                            PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                            SHARES                             and prudent investment management.
                            ----------------------------------------------------------------------------
                            LOW DURATION PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
                            TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES       JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                        SHARES

                            ----------------------------------------------------------------------------
                            JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
                            NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
                            GROWTH FUND -- CLASS 2             appreciation.

                            ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


----------------------------------------------------------------------------
The Fund seeks total return.             Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation      Oppenheimer Funds

----------------------------------------------------------------------------
Seeks maximum real return, consistent    Pacific Investment Management
with preservation of real capital and    Company LLC (subadvised by
prudent investment management.           Research Affiliates, LLC)
----------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (subadvised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                           ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                                INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ----------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current  The Dreyfus Corporation
                    GROWTH FUND, INC. --               income as a secondary goal.
                    INITIAL SHARES
                    ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ----------------------------------------------------------------------------------------------------
                    GLOBAL RESEARCH PORTFOLIO --       Seeks long-term growth of capital.  Janus Capital Management LLC
                    SERVICE SHARES
                    ----------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.  Janus Capital Management LLC
                    SERVICE SHARES
                    ----------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.  Janus Capital Management LLC
                    ----------------------------------------------------------------------------------------------------

                                                                                            ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                                 INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   FOREIGN BOND PORTFOLIO (U.S.      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  DOLLAR HEDGED) -- ADMINISTRATIVE  consistent with preservation of capital  Company LLC
                 CLASS SHARES                      and prudent investment management.
                 ---------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                      SUBACCOUNT                                 INVESTMENT OBJECTIVE
                      --------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGERSM PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                   reduced risk over the long term by
FUND                                                    allocating its assets among stocks,
                                                        bonds and short-term instruments.









                      --------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE       Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      --------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --    The fund's investment objective is to
INSURANCE TRUST       SERVICE CLASS SHARES              seek capital appreciation.
                      --------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds and short-term instruments.       Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.

----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                    AS APPLICABLE)
                       ----------------------------------------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. AMERICAN FRANCHISE  To seek capital growth.                Invesco Advisers, Inc.
INSURANCE FUNDS        FUND -- SERIES II SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                       ----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE EQUITY      Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  INCOME PORTFOLIO -- CLASS II     Long-term capital appreciation is a    LLC (subadvised by ClearBridge
                                                        secondary objective.                   Investments, LLC; Western Asset
                                                                                               Management Company manages the
                                                                                               fund's cash and short term
                                                                                               investments)
                       ----------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                   ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE            AS APPLICABLE)
                   ---------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. VALUE OPPORTUNITIES  Long-term growth of capital.    Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES II SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                   ---------------------------------------------------------------------------------------------


                          SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                          --------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.        FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
GE INVESTMENTS            INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
FUNDS, INC.                                                with prudent investment management
                                                           and the preservation of capital.
                          --------------------------------------------------------------------------
                          PREMIER GROWTH EQUITY FUND --    Seeks long-term growth of capital and
                          CLASS 1 SHARES                   future income rather than current
                                                           income.
                          --------------------------------------------------------------------------
                          S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                           accumulation of income that
                                                           corresponds to the investment return of
                                                           the S&P 500(R) Composite Stock Index.
                          --------------------------------------------------------------------------
LEGG MASON PARTNERS       CLEARBRIDGE VARIABLE AGGRESSIVE  Seeks capital appreciation.
VARIABLE EQUITY TRUST/2/  GROWTH PORTFOLIO -- CLASS II




                          --------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE ALL CAP     Seeks long-term capital growth.
                          VALUE PORTFOLIO -- CLASS I       Current income is a secondary
                                                           consideration.



                          --------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE LARGE CAP   Seeks long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS I       Current income is a secondary
                                                           objective.



                          --------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) INVESTORS TRUST SERIES -- The fund's investment objective is to
INSURANCE TRUST           SERVICE CLASS SHARES             seek capital appreciation.
                          --------------------------------------------------------------------------
OPPENHEIMER VARIABLE      OPPENHEIMER DISCOVERY MID CAP    The Fund seeks capital appreciation.
ACCOUNT FUNDS             GROWTH FUND/VA -- SERVICE
                          SHARES
                          --------------------------------------------------------------------------
RYDEX VARIABLE TRUST      NASDAQ -- 100(R) FUND/3/         Seeks to provide investment results
                                                           that correspond to a benchmark for
                                                           over-the-counter securities. The
                                                           portfolio's current benchmark is the
                                                           NASDAQ 100 Index(TM).
                          --------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
                                         (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                         Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
objective.                               Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


---------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The Board of Trustees of the Trust has approved a
                        reorganization pursuant to which the assets of ClearBridge Variable All Cap Value Portfolio -- Class I will be acquired, and its liabilities assumed, by ClearBridge Variable Large Cap Value Portfolio -- Class I, in exchange for shares of ClearBridge Variable Large Cap Value Portfolio -- Class I. Shares of ClearBridge Variable Large Cap Value Portfolio -- Class I will be distributed to fund shareholders, and ClearBridge Variable All Cap Value -- Class I will then be terminated. The reorganization is expected to be effected on or about December 5, 2014. It is anticipated that ClearBridge Variable All Cap Value Portfolio -- Class I shares will be closed to purchases two days prior to the reorganization effective date. ClearBridge Variable Large Cap Value Portfolio -- Class I will be available on or about December 5, 2014.

                    /3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:


                             SUBACCOUNT INVESTING IN                        INVESTMENT OBJECTIVE
                             ----------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  FRANKLIN FOUNDING FUNDS ALLOCATION VIP  Seeks capital appreciation, with
INSURANCE PRODUCTS TRUST     FUND -- CLASS 2 SHARES                  income as a secondary goal.
                                                                     Under normal market conditions,
                                                                     the fund invests equal portions in
                                                                     Class 1 shares of Franklin
                                                                     Income VIP Fund; Franklin
                                                                     Mutual Shares VIP Fund; and
                                                                     Templeton Growth VIP Fund.
                             ----------------------------------------------------------------------------
                             FRANKLIN INCOME VIP FUND -- CLASS 2     Seeks to maximize income while
                             SHARES                                  maintaining prospects for capital
                                                                     appreciation. The fund normally
                                                                     invests in both equity and debt
                                                                     securities.
                             ----------------------------------------------------------------------------

                                          ADVISER (AND SUB-ADVISER(S),
SUBACCOUNT INVESTING IN                         AS APPLICABLE)
-------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP  Franklin Templeton Services, LLC
FUND -- CLASS 2 SHARES                  (the fund's administrator)






-------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND -- CLASS 2     Franklin Advisers, Inc.
SHARES



-------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

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